CAPITALIZED COMPUTER SOFTWARE COSTS	12 Months Ended
Mar. 31, 2013
CAPITALIZED COMPUTER SOFTWARE COSTS
CAPITALIZED COMPUTER SOFTWARE COSTS

6.              CAPITALIZED COMPUTER SOFTWARE COSTS

The Company capitalizes the cost of computer software developed or purchased for internal use.

The following is a summary of capitalized computer software costs as of March 31, 2012 and 2013:

	Thousands of Yen
	2012	2013
Balance at beginning of year	¥505,160	¥807,370
Costs capitalized during year	302,106	513,301
Disposal	—	(2,158)
Foreign currency translation	104	1,278
Balance at end of year	807,370	1,319,791
Accumulated amortization, end of year	(325,623)	(486,850)
Capitalized computer software costs—net	¥481,747	¥832,941

Included in the above are capitalized software costs for projects in progress of ¥7,997 thousand and ¥91,107 thousand at March 31, 2012 and 2013, respectively. For the years ended March 31, 2011, 2012 and 2013, the Company recognized amortization expenses related to capitalized software development costs of ¥30,364 thousand, ¥72,751 thousand and ¥162,737 thousand, respectively.

The following table shows the estimated amortization of capitalized computer software costs for the next five years:

Years ending March 31	Thousands of Yen
2014	¥198,893
2015	196,139
2016	173,329
2017	129,992
2018	43,481

Research and development costs, which are included in “Selling, general and administrative expenses” relate primarily to costs incurred in the research and development of new internal use software products and enhancements to existing internal use software products, which do not meet the criteria for capitalization. Such costs are expensed as incurred. Research and development costs were not incurred during the year ended March 31, 2011. Research and development costs incurred during the years ended March 31, 2012 and 2013 amounted to ¥12,288 thousand and ¥24,086 thousand, respectively.